8. Stock-Based Compensation (Details - Allocated Share-Based Compensation Expense) (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Total stock-based compensation	$ 456,000	$ 296,000	$ 907,000	$ 483,000
Cost of revenues [Member]
Total stock-based compensation	59,000	30,000	123,000	56,000
Research and development [Member]
Total stock-based compensation	82,000	45,000	178,000	78,000
Selling, general and administrative [Member]
Total stock-based compensation	$ 315,000	$ 221,000	$ 606,000	$ 349,000